Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges		$ (51)	$ (97)
NET finance (cost) income		14	(299)
Decrease of income taxes		69	(42)
AB InBev Efes related costs		(47)
Non-controlling interest on the exceptional items		(3)	7
Zenzele Kabili costs			(73)
Impairment of goodwill		1,143
COVID-19 Costs incurred on account of unforeseen events		$ (13)	$ (54)
The Zenzele Kabili Scheme [Member]
Disclosure of Exceptional Items [line items]
Zenzele Kabili costs	$ (73)